Shareholders' Equity - Summary of Grants under Outstanding Stock Award Plans (Detail)	12 Months Ended
Dec. 31, 2022 shares
Employees [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options granted	6,531,345
Employees [Member] | Employee Plan 2022 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options granted	6,531,345
2011 [Member] | Supervisory Board [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Year of grant	2011
Options granted	172,500
Options waived at grant	(30,000)
2012 [Member] | Supervisory Board [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Year of grant	2012
Options granted	180,000
Options waived at grant	(22,500)
No Options Granted [Member] | Supervisory Board [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Year of grant	Since 2013
May 23, 2019 [Member] | Employees [Member] | 2019 CEO Special Bonus [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options granted	34,960
Grant date of Nonvested share	May 23, 2019
July 24, 2019 [Member] | Employees [Member] | Employee Plan 2019 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options granted	7,752,940
Grant date of Nonvested share	Jul. 24, 2019
Share based compensation arrangement by share based payment award, Number of shares lost on performance	(1,161,966)
December 26, 2019 [Member] | Employees [Member] | Employee Plan 2019 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options granted	246,750
Grant date of Nonvested share	Dec. 26, 2019
Share based compensation arrangement by share based payment award, Number of shares lost on performance	(17,013)
June 17, 2020 [Member] | Employees [Member] | 2020 CEO Special Bonus [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options granted	16,000
Grant date of Nonvested share	Jun. 17, 2020
July 23, 2020 [Member] | Employees [Member] | Employee Plan 2020 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options granted	7,437,580
Grant date of Nonvested share	Jul. 23, 2020
December 24, 2020 [Member] | Employees [Member] | Employee Plan 2020 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options granted	562,350
Grant date of Nonvested share	Dec. 24, 2020
July 28, 2021 [Member] | Employees [Member] | Employee Plan 2021 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options granted	6,327,205
Grant date of Nonvested share	Jul. 28, 2021
Share based compensation arrangement by share based payment award, Number of shares lost on performance	(920,263)
December 21, 2021 [Member] | Employees [Member] | Employee Plan 2021 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options granted	213,270
Grant date of Nonvested share	Dec. 21, 2021
Share based compensation arrangement by share based payment award, Number of shares lost on performance	(60,483)
July 27, 2022 [Member] | Employees [Member] | Employee Plan 2022 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options granted	6,243,670
Grant date of Nonvested share	Jul. 27, 2022
December 22, 2022 [Member] | Employees [Member] | Employee Plan 2022 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options granted	287,675
Grant date of Nonvested share	Dec. 22, 2022